Subsequent Events	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

In April 2024, the Company issued in a private placement common stock purchase warrants (the “Warrants”) to multiple parties to purchase up to an aggregate 1,447,725 shares of the Company’s common stock, in exchange for entering into a lock-up, one (1) year for all Warrants, with respect to the shares of common stock held by such holder (the “Lock-Up Agreement”) and $0.125 per warrant. 907,725 of the total Warrants issued were issued to directors, related parties and management of the Company.

The Warrants are not exercisable until one year after their date of issuance. Each Warrant is exercisable into one share of the Company’s common stock at a price per share of $3.12 (as adjusted from time to time in accordance with the terms thereof) for a two-year period after the date of exercisability. There is no established public trading market for the Warrants.

The issuance of the Warrants was made in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and/or Regulation D promulgated thereunder.

17. Subsequent Events

On August 7, 2024, the Company and AstraZeneca, a related party of the Company, entered into a License Agreement, dated August 7, 2024 (the “License Agreement”). Pursuant to such License Agreement, AstraZeneca agreed to grant an exclusive license to the Company for certain intellectual property rights controlled by AstraZeneca related to HK-4 Glucokinase activators AZD1656 and AZD5658 in all indications and myeloperoxidase inhibitor AZD5904 for the treatment, prevention, and prophylaxis of idiopathic male infertility. The Company will be responsible for the development and commercialization of the relevant products licensed under the License Agreement (the “Licensed Products”) at its sole cost and expense in accordance with the Development plan, as defined. The Company is required to use commercially reasonable efforts to develop and commercialize the Licensed Products.

As consideration for the grant of the license, the Company (i) granted AstraZeneca Common Stock pursuant to a Stock Issuance Agreement (as further set out below), (ii) paid AstraZeneca an up-front payment of $1.5 million, and (iii) will pay AstraZeneca a percentage (on a tiered basis) of any amounts it may receive in connection with a grant of a sublicense (subject to various customary exceptions).

AstraZeneca has been granted a right of first negotiation to develop, manufacture, and commercialize a Licensed Product if Conduit receives an offer for, or solicits, a transaction where a third party would obtain the right to develop, manufacture, or commercialize a Licensed Product. If AstraZeneca exercises such right, the parties will negotiate in good faith for an agreed period of time on an exclusive basis. If Conduit intends to commercialize any Licensed Product itself, it shall discuss in good faith the appropriate royalty to be paid to AstraZeneca, subject to a low double digit royalty floor.

AstraZeneca agreed to transfer to Conduit has the right to purchase all quantities of existing inventory of Licensed Products including up to 450kg of AZD1656 at pre-agreed prices, which the Company believes would be sufficient to commercial launch, assuming all clinical trials were successfully completed and regulatory approvals granted.

Either party may terminate the License Agreement for material breach (subject to a cure period) or insolvency of the other party. The Company may terminate the License Agreement for convenience (in its entirety or on a Licensed Product-by-Licensed Product basis). In addition, AstraZeneca may terminate the License Agreement in certain circumstances, including (but not limited to) the Company ceasing development of all Licensed Products (subject to certain exceptions for normal pauses or gaps between clinical studies).

In connection with the execution of the License Agreement, the Company and AstraZeneca entered into a Stock Issuance Agreement, dated August 7, 2024 (the “Issuance Agreement”), whereby the Company has issued AstraZeneca 9,504,465 shares of the Company’s Common Stock. The Issuance Agreement provides AstraZeneca with resale registration rights for such shares.

On August 5, 2024, the Company entered into a Senior Secured Promissory Note (the “Note”) with Nirland Limited (the “Nirland”), a related party of the Company, pursuant to which the Company issued and sold to the Nirland the Note in the original principal amount of $2,650,000 (the “Note”), inclusive of a $500,000 original issuance discount. Of the total amount of the Note, $1,675,000 was issued upon execution of the Note and the balance of $475,000 will be paid after the Closing Common Stock, defined below, has been registered for resale. The Note bears interest at a rate of 12% per annum, accruing daily on a 365-day basis, payable monthly in arrears as cash, or accrued at the Nirland’s discretion. The Note matures in 12 months from August 5, 2024.

The Company has certain obligations to mandatorily prepay the Note, and any accrued interest, with portions of any proceeds received in connection with future financings. The Company may prepay the outstanding principal and accrued interest on the Note with no fee. Until the Note is no longer outstanding, Nirland has a right of first refusal to participate, in an amount up to 100%, with certain exceptions, in any future equity or debt offering of the Company.

The Note is secured by all assets of the Company and its subsidiary. The Note is guaranteed by the subsidiary of the Company. The Note contains customary default provisions for a transaction of this nature. Upon an event of default, the interest rate of the Note will increase to 18%, until such time as the default is remedied. In connection with the Note, the Company issued the Nirland 12,500,000 shares of the Company’s Common Stock on August 6, 2024.

17. Subsequent Events

On October 9, 2024, the Company entered into an agreement with the loan holder of the convertible promissory note payable (see Note 7) to extend the maturity date from September 20, 2024 to October 20, 2024 with the option for the Company to further extend the maturity date two times, each by an additional 30-day period. The Company exercised the first option to extend the maturity date and the maturity date is currently November 19, 2024. In consideration for extending the maturity date, the Company amended the form of the repayment of the remaining interest due on the loan. As payment for the interest, the Company issued the loan holder, (i) $80,000 worth of Common Stock to be issued at the closing market price on the date prior to issuance and (ii) 2,000,000 shares of Common Stock. On October 11, 2024, the Company issued the loan holder 2,781,250 shares of Common Stock in satisfaction of the obligations in (i) and (ii) in preceding sentence. In connection with the extension of the loan, the Company entered into a consulting agreement with an unrelated third party to negotiate the extension of the of the convertible note with the loan holder on behalf of the Company. The Company issued the third party 850,000 shares of Common Stock on October 11, 2024 in exchange for services provided.

On October 9, 2024, the Company entered into two separate agreements with each of the Loan holders of the notes payable (see Note 8) to extend the maturity date for each Loan to December 19, 2024. The agreements also modified the payment terms for each Loan from a cash payment of £85,000 per loan to (1) a cash payment of £60,000, (2) £25,000 worth of shares of Common Stock converted into USD at the prevailing exchange rate, to be issued at the closing market price on the date prior to issuance, and in consideration for the extension, and (3) 250,000 additional shares of Common stock. On October 11, 2024, the Company issued the each of the Loan holders 569,043 shares (1,138,086 shares in total).

On October 23, 2024, we entered into a sales agreement, with A.G.P. relating to shares of our common stock. In accordance with the terms of the sales agreement, we may offer and sell shares of our common stock having an aggregate offering price of up to $3,556,586 from time to time through A.G.P., acting as our sales agent or principal.

On October 29, 2024, the Company entered into a Bridge Loan Agreement (the “A.G.P. Bridge Agreement”), with A.G.P., pursuant to which A.G.P. made an advance (the “Advance”) to the Company in an amount not to exceed $600,000 (the “Commitment”). As partial consideration for the Advance, the Company issued A.G.P. warrants to purchase up to 2,862,596 shares of the Company’s Common Stock, which is equal to 50% of the sum of the Commitment divided by the closing price of the Company’s Common Stock on October 29, 2024, at an exercise price of $0.1048 per share. In connection with the Advance, the Company issued a promissory note (the “A.G.P. Bridge Note”) to A.G.P. in the original principal amount of $600,000. The A.G.P Bridge Note bears interest at a rate of 4.21% per annum and is due and payable on December 31, 2024. Pursuant to the A.G.P. Bridge Agreement, the Company and A.G.P. also agreed to amend a fee letter agreement entered into between the Company and A.G.P., effective September 22, 2023 (See Note 9), suspending the provision that the Company was required to pay A.G.P. 25% of all net proceeds received from certain transactions described therein, for the repayment of an outstanding amount owed to A.G.P., until such time as the A.G.P Bridge Note is repaid in full.

On October 28, 2024, the Company issued a promissory note (the “October 2024 Nirland Note”) to Nirland in the original principal amount of $600,000 in exchange for funds in such amount. The October 2024 Nirland Note bears interest at a rate of 12% per annum, is due and payable semi-annually in arrears, and matures on October 28, 2025. If an event of default under and as defined in the October 2024 Nirland Note occurs, the interest rate will be increased to 18% per annum or to the maximum rate permitted by law. In connection with the October 2024 Nirland Note, the Company has agreed to pay Nirland a 1% arrangement fee, which will be included with the principal and interest owed under the October 2024 Nirland Note.

On October 31, 2024, the Company and Nirland amended the August 2024 Nirland Note (See Note 8), whereby the August 2024 Nirland Note was amended to (i) provide for the conversion of the August 2024 Nirland Note into shares of Common Stock, at Nirland’s discretion, in a multiple of any unpaid amounts, if not otherwise previously paid, pursuant to the conversion rate contained therein, (ii) remove Nirland’s Mandatory Prepayment Right, and (iii) remove Nirland’s right of first refusal to participate in any future equity or debt offerings of the Company. The number of shares of Common Stock issuable upon conversion of any Conversion Amount pursuant to shall be determined by dividing (x) such conversion amount by (y) the conversion price. Conversion amount means two and one quarter times the sum of (x) portion of the principal to be converted, redeemed or otherwise with respect to which this determination is being made and (y) all accrued and unpaid interest with respect to such portion of the principal amount, if any. Conversion price means, as of any conversion date or other date of determination, $0.10, subject to adjustment as provided within the amended agreement.